Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Advisor | Goldman Sachs Multi-Strategy Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2017 was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

		The Example assumes that you invest $10,000 in Advisor Shares of the Portfolio for the time periods indicated and then redeem all of your Advisor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective by investing in a combination of underlying variable insurance funds and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”) without considering or canvassing the universe of unaffiliated investment companies available. The Portfolio invests in Underlying Funds that pursue a variety of strategies and invest in a variety of asset classes. The Investment Adviser selects strategies and asset classes based on the desired risk profile and investment objective for the Portfolio. The Portfolio invests primarily in a portfolio of Underlying Funds that provide exposure to Liquid Alternatives Strategies and Satellite and Real Assets (“Underlying Asset Classes and Strategies”). Liquid Alternatives Strategies generally include, but are not limited to, momentum or trend trading strategies (investment decisions based on trends in asset prices over time), hedge fund beta (long term total returns consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds), long/short strategies or relative value strategies (which seek to capture mispricings across securities, sectors and regions), tactical allocation strategies (investment decisions based on market conditions that seek to monetize short-term dislocations across asset classes) and unconstrained fixed income strategies (which have the ability to invest across various fixed income sectors). Satellite and Real Assets generally include, but are not limited to, global real estate securities, emerging markets equity and debt, and high yield and bank loans.

Through its investments in Underlying Funds and/or unaffiliated exchange-traded funds (“ETFs”), the Portfolio may indirectly invest in the following to obtain exposure to Underlying Asset Classes and Strategies: (i) equity securities, including common and preferred stocks, real estate investment trusts (“REITs”), pooled investment vehicles (including other unaffiliated investment companies and ETFs) and partnership interests, including master limited partnerships (“MLPs”); (ii) fixed income and/or floating rate securities, including debt issued by corporations, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, covered bonds, notes, debentures, debt participations, convertible bonds, non-investment grade securities (commonly known as “junk bonds”), bank loans and other direct indebtedness; (iii) mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to be announced (“TBA”) securities and custodial receipts; (iv) currencies; and (v) restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”). These investments may be publicly traded or privately issued or negotiated. The Portfolio may also invest directly in all of the above instruments. The Portfolio may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating.

The Portfolio and certain Underlying Funds may also invest in derivatives for both hedging and investment purposes. The Portfolio’s derivative exposure (which will primarily be obtained through its investments in the Underlying Funds) may include (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, credit linked notes, exchange-traded notes and contracts for differences (“CFDs”). The Portfolio’s direct derivatives investments are expected to consist primarily of futures, options on indices and currency forwards, which the Portfolio may use to gain exposure to certain markets or currencies.

		The Portfolio intends to invest no more than 20% of its total assets in Underlying Funds that are managed by an investment advisor other than GSAM or its affiliates. In managing the Portfolio, the Investment Adviser seeks to budget or allocate portfolio risk, as opposed to capital. The Investment Adviser adjusts the Portfolio’s risk exposures based on changes to its macro-economic views, changes to absolute and relative valuations across the Portfolio’s exposures, and changes in the risk characteristics of the Portfolio’s investments over time. The Investment Adviser may make short- to medium-term allocation adjustments to each Underlying Asset Class and Strategy and their constituents based on reasoned views of short- to medium-term market conditions with the goal of improving the Portfolio’s investments over time. The Investment Adviser may change the Portfolio’s allocation ranges, Underlying Asset Classes and Strategies and underlying investments from time to time at its discretion to incorporate its market views into the investment process and to react to changes in the macro-economic environment. THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Portfolio. The investment program of the Portfolio is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Portfolio should not be relied upon as a complete investment program. The Portfolio investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Portfolio will be achieved. Moreover, certain investment techniques which the Portfolio may employ in its investment program can substantially increase the adverse impact to which the Portfolio investments may be subject. There is no assurance that the investment processes of the Portfolio will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Portfolio will be exercised in a manner that is successful or that is not adverse to the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing.

Derivatives Risk.  The Portfolio’s use of futures, options on indices, currency forwards and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds and unaffiliated ETFs indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds and unaffiliated ETFs held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Investing in the Underlying Funds and Unaffiliated ETFs.  The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds and unaffiliated ETFs it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds and unaffiliated ETFs to meet their objectives, as well as the allocation among those Underlying Funds and unaffiliated ETFs by the Investment Adviser.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment company that may be a more appropriate addition to the Portfolio. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds and unaffiliated ETFs, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds and unaffiliated ETFs in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds and unaffiliated ETFs. See the Principal Risks of the Underlying Funds below.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Temporary Investments.  Although the Portfolio normally seeks to invest primarily in the Underlying Funds, the Portfolio may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Portfolio may invest without limitation in short-term obligations. When the Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

Principal Risks of the Underlying Funds

Absence of Regulation.  Certain Underlying Funds engage in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Call/Prepayment Risk.  An issuer could exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Commodity Sector Risk.  Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which an Underlying Fund’s subsidiary may enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the subsidiary’s, and therefore the Underlying Fund’s, share value to fluctuate.

Conflict of Interest Risk.  Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict an Underlying Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Counterparty Risk.  Many of the protections afforded to participants on some organized exchanges, such as the security afforded by transacting through a clearinghouse, might not be available in connection with OTC transactions. Therefore, in those instances in which an Underlying Fund enters into uncleared OTC transactions, the Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Underlying Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that an Underlying Fund invests in non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk.  An Underlying Fund’s use of options, futures, forwards, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses Risk.  Because the Underlying Funds may invest in pooled investment vehicles (including investment companies and ETFs, partnerships and REITs), the investor will incur indirectly through the Portfolio a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Underlying Fund (including operating costs and investment management fees), in addition to the expenses of the Underlying Fund.

Floating and Variable Rate Obligations Risks.  For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit an Underlying Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent an Underlying Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, an Underlying Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects an Underlying Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and an Underlying Fund may not benefit from increasing interest rates for a significant amount of time.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which an Underlying Fund invests. The imposition of exchange controls, sanctions, foreign taxes, confiscations, expropriations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging markets.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GPS Transactions Risk.  GPS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain GPS client accounts will invest in the Underlying Tactical Exposure Fund. Investments by GPS client accounts in the Underlying Tactical Exposure Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of the Underlying Fund’s capital. As a result of GSAM’s position as Investment Adviser to the Underlying Tactical Exposure Fund and the investment advisory services provided to client accounts through GPS, GSAM may possess information relating to the Underlying Fund and GPS client accounts that it would not otherwise possess. Discretionary client accounts advised by GPS may, to the extent permitted by applicable law, purchase and redeem shares from the Underlying Fund on the basis of such knowledge, and other shareholders of the Underlying Fund, including non-discretionary client accounts advised by GPS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by GPS could have an adverse effect on the Underlying Fund and its other shareholders, including non-discretionary client accounts advised by GPS. In addition, GPS may effect subscriptions to and full or partial redemptions from the Underlying Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in the Underlying Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Industry Concentration Risk.  The Goldman Sachs International Real Estate Securities Fund (“Underlying International Real Estate Securities Fund”) and Goldman Sachs Real Estate Securities Fund (“Underlying Real Estate Securities Fund”) concentrate their investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Underlying International Real Estate Securities and Underlying Real Estate Securities Funds to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute underlying funds of the Underlying Tactical Exposure Fund. The Investment Adviser and/or its affiliates are compensated by the Underlying Tactical Exposure Fund and by the affiliated underlying funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Underlying Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by affiliated underlying funds differ and because the Investment Adviser and its affiliates are also responsible for managing the affiliated underlying funds. The portfolio managers may also be subject to conflicts of interest in allocating Underlying Fund assets among the various underlying funds because the Underlying Fund’s portfolio management team may also manage some of the affiliated underlying funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Underlying Fund and the affiliated underlying funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter.

Investments in ETFs.  The Underlying Tactical Exposure Fund may invest directly in affiliated and unaffiliated ETFs. The ETFs in which the Underlying Fund may invest are subject to the same risks and may invest directly in the same securities as those of the underlying funds, as described below under “Investments of the Underlying Funds.” In addition, the Underlying Fund’s investments in these affiliated and unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments of the Underlying Funds.  Because the Underlying Tactical Exposure Fund invests in underlying funds, the Underlying Tactical Exposure Fund’s shareholders will be affected by the investment policies and practices of the underlying funds in direct proportion to the amount of assets the Underlying Fund allocates to those underlying funds.

Large Shareholder Transactions Risk.   An Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Underlying Fund. Such large shareholder redemptions may cause an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Underlying Fund’s NAV and liquidity. Similarly, large Underlying Fund share purchases may adversely affect the Underlying Fund’s performance to the extent that the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Fund’s expense ratio.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. Borrowing and the use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which the Underlying Fund’s investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk.  In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, an Underlying Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Underlying Fund to the creditworthiness of that lender as well. Investors in loans, such as an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy with respect to certain of the Underlying Funds using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for an Underlying Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Investments in securities of an MLP also include tax-related risks. For example, to the extent a distribution received by an Underlying Fund from an MLP is treated as a return of capital, the Underlying Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Underlying Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk.  Municipal securities are subject to call/prepayment risk, credit/default risk, interest rate risk and certain additional risks. An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

Non-Diversification Risk.  Certain of the Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, an Underlying Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Hedging Foreign Currency Trading Risk.  Certain Underlying Funds may engage in forward foreign currency transactions for investment purposes. An Underlying Fund’s investment adviser may purchase or sell foreign currencies through the use of forward contracts based on the investment adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Underlying Fund’s investment adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment adviser’s expectations may produce significant losses to the Underlying Fund. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by an Underlying Fund and its shareholders (including the Portfolio), and is also likely to result in short-term capital gains taxable to shareholders of the Underlying Fund.

Real Estate Industry Risk.  Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative underperformance and out-performance in comparison to equity securities markets in general.

REIT Risk.  REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

Short Position Risk.  An Underlying Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Underlying Fund may purchase for investment. Taking short positions involves leverage of the Underlying Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Underlying Fund has taken a short position increases, then the Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited.

Sovereign Default Risk.  An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Special Situation Investments Risk.  An Underlying Fund may make investments in event-driven situations such as recapitalizations, financings, corporate and financial restructurings, acquisitions, divestitures, reorganizations or other situations in public or private companies that may provide the Underlying Fund with an opportunity to provide debt and/or equity financing, typically on a negotiated basis. The Investment Adviser of the Underlying Fund will seek special situation investment opportunities with limited downside risk relative to their potential upside. These investments are complicated and an incorrect assessment of the downside risk associated with an investment could result in significant losses to the Underlying Fund.

Stable NAV Risk.  The Underlying Financial Square Government Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Underlying Financial Square Government Fund, could be subject to increased redemption activity, which could adversely affect the Underlying Fund’s NAV. Shareholders of the Underlying Financial Square Government Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Underlying Fund, make capital infusions into the Underlying Fund, enter into capital support agreements with the Underlying Fund or take other actions to help the Underlying Fund maintain a stable $1.00 share price.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk.  The subsidiaries of certain Underlying Funds are not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and are not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of an Underlying Fund and/or its subsidiary to operate as intended and could adversely affect the Underlying Fund.

Swaps Risk.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for an Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Tax Risk.  Certain Underlying Funds will seek to gain exposure to the commodity markets primarily through investments in a subsidiary and/or commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, while certain Underlying Funds have received such a private letter ruling, others have not, and those that have not are unable to rely on private letter rulings issued to other taxpayers. The IRS recently issued proposed regulations that, if finalized, would generally treat an Underlying Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Underlying Funds intend to limit their investments in commodity index-linked structured notes. The tax treatment of certain Underlying Funds’ investments in a subsidiary may be adversely affected by future legislation, Treasury Regulations, court decisions and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Underlying Funds’ taxable income or any gains and distributions made by the Underlying Funds. In connection with investments in a subsidiary, certain Underlying Funds have obtained or may seek to obtain an opinion of counsel that their income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Underlying Funds’ income from such investments was not “qualifying income”, in which case an Underlying Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If an Underlying Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Underlying Fund shareholders.

Temporary Investments.  Although the Underlying Tactical Exposure Fund normally seeks to remain substantially invested in Tactical Exposures, the Underlying Fund may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Underlying Fund may invest without limitation in short-term obligations. When the Underlying Fund’s assets are invested in such investments, the Underlying Fund may not be achieving its investment objective.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

		Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 17 of the Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, an Underlying Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Advisor Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Advisor Shares compare to those of a broad-based securities market index. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Portfolio level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Advisor Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Advisor Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/vit
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 ’17 +2.53% Worst Quarter Q3 ’15 –4.67%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Advisor | Goldman Sachs Multi-Strategy Alternatives Portfolio | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.33%
Other Expenses	rr_OtherExpensesOverAssets	1.58%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 152
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	$ 2,996
2015	rr_AnnualReturn2015	(4.89%)
2016	rr_AnnualReturn2016	0.28%
2017	rr_AnnualReturn2017	5.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.67%)
1 Year	rr_AverageAnnualReturnYear01	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2014
Advisor | Goldman Sachs Multi-Strategy Alternatives Portfolio | ICE BofAML Three-Month LIBOR Constant Maturity Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	The Investment Adviser has agreed to (i) waive all management fees payable by the Portfolio and (ii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets and an amount equal to any management fees it earns as an investment adviser to any of the affiliated money market funds in which the Portfolio invests. These arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation